Financial instruments	9 Months Ended
Sep. 30, 2026
Financial instruments
Financial instruments

13.    Financial instruments

The following tables show the carrying amounts and fair values of the Company’s financial instruments at September 30, 2026 and December 31, 2025:

Carrying amount and fair value of financial instruments

in € K

September 30, 2026	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	873,433	225,681	—	—	1,099,114	225,681	—	—
Trade accounts and other receivables from unrelated parties	3,129,360	—	—	104,331	3,233,691	—	—	—
Accounts receivable from related parties	34,692	—	—	—	34,692	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	4,225	4,225	—	4,225	—
Derivatives - not designated as hedging instruments	—	13,391	—	—	13,391	—	13,391	—
Equity investments	—	24,063	57,643	—	81,706	3,344	57,023	21,339
Debt securities	—	80,553	354,219	—	434,772	434,772	—	—
Other financial assets(1)	329,669	109,819	—	98,316	537,804	—	4,588	105,231
Other current and non-current assets	329,669	227,826	411,862	102,541	1,071,898	—	—	—
Financial assets	4,367,154	453,507	411,862	206,872	5,439,395	—	—	—

Accounts payable to unrelated parties	759,491	—	—	—	759,491	—	—	—
Accounts payable to related parties	151,665	—	—	—	151,665	—	—	—
Short-term debt	349,574	—	—	—	349,574	—	—	—
Long-term debt	7,187,405	—	—	—	7,187,405	6,267,760	500,619	—
Lease liabilities	—	—	—	3,349,510	3,349,510	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	29,344	29,344	—	29,344	—
Derivatives - not designated as hedging instruments	—	52,617	—	—	52,617	—	52,617	—
Derivatives embedded in vPPAs	—	7,171	—	—	7,171	—	—	7,171
Variable payments outstanding for acquisitions	—	8,240	—	—	8,240	—	—	8,240
Put option liabilities	—	—	—	902,418	902,418	—	—	902,418
Other financial liabilities(2)	1,370,514	—	—	—	1,370,514	—	—	—
Other current and non-current liabilities	1,370,514	68,028	—	931,762	2,370,304	—	—	—
Financial liabilities	9,818,649	68,028	—	4,281,272	14,167,949	—	—	—

Carrying amount and fair value of financial instruments

in € K

December 31, 2025	Carrying amount					Fair value
	Amortized			Not
	cost	FVPL	FVOCI	classified	Total	Level 1	Level 2	Level 3

Cash and cash equivalents	1,341,121	257,992	—	—	1,599,113	257,992	—	—
Trade accounts and other receivables from unrelated parties	3,018,004	—	—	89,499	3,107,503	—	—	—
Accounts receivable from related parties	32,683	—	—	—	32,683	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	13,856	13,856	—	13,856	—
Derivatives - not designated as hedging instruments	—	11,546	—	—	11,546	—	11,546	—
Derivatives embedded in vPPAs	—	7,730	—	—	7,730	—	—	7,730
Equity investments	—	31,011	58,497	—	89,508	15,239	60,498	13,771
Debt securities	—	73,924	356,295	—	430,219	430,219	—	—
Other financial assets(1)	365,081	99,154	—	89,241	553,476	—	—	99,154
Other current and non-current assets	365,081	223,365	414,792	103,097	1,106,335	—	—	—
Financial assets	4,756,889	481,357	414,792	192,596	5,845,634	—	—	—

Accounts payable to unrelated parties	722,974	—	—	—	722,974	—	—	—
Accounts payable to related parties	97,951	—	—	—	97,951	—	—	—
Short-term debt	17,015	—	—	—	17,015	—	—	—
Long-term debt	7,287,881	—	—	—	7,287,881	6,716,223	318,336	—
Lease liabilities	—	—	—	3,490,709	3,490,709	—	—	—
Derivatives - cash flow hedging instruments	—	—	—	2,647	2,647	—	2,647	—
Derivatives - not designated as hedging instruments	—	9,147	—	—	9,147	—	9,147	—
Derivatives embedded in vPPAs	—	9,463	—	—	9,463	—	—	9,463
Variable payments outstanding for acquisitions	—	3,262	—	—	3,262	—	—	3,262
Put option liabilities	—	—	—	793,043	793,043	—	—	793,043
Other financial liabilities(2)	966,121	—	—	—	966,121	—	—	—
Other current and non-current liabilities	966,121	21,872	—	795,690	1,783,683	—	—	—
Financial liabilities	9,091,942	21,872	—	4,286,399	13,400,213	—	—	—
(1)

As of September 30, 2026 other financial assets primarily include receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc., vendor and supplier rebates, lease receivables, deposits, guarantees, and securities, notes receivables as well as receivables related to consent agreement on certain pharmaceuticals. As of December 31, 2025 other financial assets primarily include receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc., vendor and supplier rebates, lease receivables, notes receivable, receivables related to consent agreement on certain pharmaceuticals as well as deposits, guarantees, and securities.

(2)

As of September 30, 2026 other financial liabilities primarily include receivable credit balances, goods and services received and liabilities for shares yet to be repurchased under the Company’s share buyback program. As of December 31, 2025, other financial liabilities primarily include receivable credit balances and goods and services received.

Derivative and non-derivative financial instruments are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 inputs are quoted prices for similar instruments in active markets. Level 2 is defined as using valuation models (i.e. mark-to-model) with input factors that are inputs other than quoted prices in active markets that are directly or indirectly observable. Level 3 is defined as using valuation models (i.e. mark-to-model) with input factors that are unobservable inputs for which little or no market data exists, therefore requiring the Company to develop its own assumptions. Fair value information is not provided for financial instruments if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments. This includes cash and cash equivalents measured at amortized costs, trade accounts and other receivables from unrelated parties, accounts receivable from related parties, other financial assets, accounts payable to unrelated parties, accounts payable to related parties, short-term debt, and other financial liabilities. Transfers between levels of the fair value hierarchy have not occurred as of September 30, 2026 or December 31, 2025. The Company accounts for transfers at the end of the reporting period.

Derivative financial instruments

In order to manage the risk of currency exchange rate and interest rate fluctuations, the Company enters into various hedging transactions by means of derivative instruments with highly rated financial institutions (generally investment grade) as authorized by the Company’s Management. The Company primarily enters into foreign exchange forward contracts and interest rate swaps. In certain instances, the Company enters into derivative contracts that do not qualify for hedge accounting but are utilized for economic purposes (economic hedges). The Company does not use financial instruments for trading purposes.

In April 2024, the Company signed several vPPAs with wind and solar energy project developers in Germany and in the U.S. with terms of up to 15 years. The German vPPA contracts have been signed with two developers and the U.S. vPPA contract has been concluded with one developer. All of the wind and solar parks are operational as of September 30, 2026. The Company does not have control or any other rights in relation to the usage of the energy-producing facilities. All contracts are designed as non-deliverable for the electricity produced and provide for the delivery of energy attribute certificates, commonly known in the U.S. and Germany as renewable energy certificates and guarantees of origin, respectively. All contracts are analyzed as physical host contracts to purchase the certificates and separable embedded electricity swaps to pay a fixed price for the electricity produced and to receive a variable spot energy price in the respective countries. The host contracts fulfill the “own-use” criteria in accordance with IFRS 9, Financial Instruments (IFRS 9). The derivatives embedded in the vPPAs are recognized separately at fair value through profit or loss. Embedded derivatives with positive fair values are recorded in other non-current financial assets within the consolidated balance sheets. Embedded derivatives with negative fair value are recorded in other non-current financial liabilities within the consolidated balance sheets. The fair value allocated to level 3 is derived from the present value of the expected cash flows from the derivatives. The main valuation parameters include significant unobservable inputs such as electricity future price curves and expected electricity production volumes. A change in the key valuation parameters as of September 30, 2026 and December 31, 2025, would have affected the fair value of the derivatives embedded in vPPAs as follows:

Sensitivities of derivatives embedded in vPPAs to changes in unobservable inputs in € K

	Change in expected electricity prices		Change in expected production volumes		Change in expected interest rates
	10% increase	10% decrease	10% increase	10% decrease	1% increase	1% decrease
2026	22,851	(22,743)	(717)	717	335	(384)
2025	24,356	(24,305)	155	(155)	(183)	196

Changes in the fair value of the derivatives embedded in the vPPAs are recognized in other operating income or other operating expense, as applicable, in the consolidated statements of income. Due to the volatile nature of such instruments which may be considered to be speculative, it is difficult to accurately predict what impact the volatility of unobservable inputs, such as changes in expected energy prices or production volumes, may have on the valuation of such instruments in the future. The estimated fair values of these derivative instruments may fluctuate significantly from quarter to quarter and the price at which these derivatives may ultimately be settled could vary significantly from the Company’s current estimates, depending upon market conditions.

The following table provides a reconciliation of derivatives embedded in the vPPAs at September 30, 2026 and December 31, 2025:

Reconciliation of derivatives embedded in vPPAs

in € K

	Derivatives embedded in the vPPAs -
	(Liabilities)/Assets
	2026	2025
Beginning balance at January 1,	(1,733)	(25,394)
Settlements	8,465	10,867
Gain (loss) recognized in profit or loss (1)	(13,900)	11,308
Foreign currency translation and other changes	(3)	1,486
Ending balance at September 30, and December 31,	(7,171)	(1,733)

(1)Includes realized and unrealized gains / losses.

Non-derivative financial instruments

The significant methods and assumptions used for the classification and measurement of non-derivative financial instruments are as follows:

The Company assessed its business models and the cash flow characteristics of its financial assets. The vast majority of the non-derivative financial assets are held in order to collect contractual cash flows. The contractual terms of the financial assets allow the conclusion that the cash flows represent payment of principal and interest only. Trade accounts and other receivables from unrelated parties, accounts receivable from related parties and other financial assets are consequently measured at amortized cost.

Cash and cash equivalents are comprised of cash funds and other short-term investments. Cash funds are measured at amortized cost. Short-term investments are highly liquid and readily convertible to known amounts of cash. Short-term investments are measured at fair value through profit or loss (FVPL). The risk of changes in fair value is insignificant.

Equity investments are not held for trading. At initial recognition the Company elected, on an instrument-by-instrument basis, to represent subsequent changes in the fair value of individual strategic investments in other comprehensive income. If equity instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. As necessary, the Company engages external valuation firms to assist in determining the fair value of Level 3 equity investments. The external valuation uses a discounted cash flow model, which includes significant unobservable inputs such as investment specific forecasted financial statements and weighted average cost of capital, that reflects current market assessments as well as a terminal growth rate.

The majority of the debt securities are held within a business model whose objective is achieving both contractual cash flows and selling the securities. The standard coupon bonds give rise on specified dates to cash flows that are solely payments of principal and interest on the outstanding principal amount. Subsequently, these financial assets have been classified as fair value through other comprehensive income (FVOCI). The smaller part of debt securities does not give rise to cash flows that are solely payments of principal and interest. Consequently, these securities are measured at FVPL. In general, most of the debt securities are quoted in an active market.

Long-term debt is initially recognized at its fair value and subsequently measured at amortized cost. The fair values of major long-term debt are calculated on the basis of market information. Liabilities for which market quotes are available are measured using these quotes. The fair values of the other long-term debt are calculated at the present value of the respective future cash flows. To determine these present values, the prevailing interest rates and credit spreads for the Company as of the balance sheet date are used.

Variable payments outstanding for acquisitions are recognized at their fair value. The estimation of the individual fair values is based on the key inputs of the arrangement that determine the future contingent payment as well as the Company’s expectation of these factors. The Company assesses the likelihood and timing of achieving the relevant objectives. The underlying assumptions are reviewed regularly.

Put option liabilities are recognized at the present value of the exercise price of the option. The exercise price of the option is generally based on fair value and, in certain limited instances, might contain a fixed floor price. The methodology the Company uses to estimate the fair values assumes the greater of net book value or a multiple of earnings, based on historical earnings, development stage of the underlying business and other factors. From time to time the Company engages an external valuation firm to assist in the valuation of certain put options. The external valuation assists the Company in estimating the fair values using a combination of discounted cash flows and a multiple of earnings and/or revenue. Under those limited circumstances in which the put option might contain a fixed floor price, the external valuation firm may assist the Company with the valuation by performing a Monte Carlo Simulation analysis to simulate the exercise price. The put option liabilities are discounted at a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated fair values of these put options can also fluctuate, and the discounted cash flows as well as the implicit multiple of earnings and/or revenue at which these obligations may ultimately be settled could vary significantly from the Company’s current estimates depending upon market conditions. For the purpose of analyzing the impact of changes in unobservable inputs on the fair value measurement of put option liabilities, the Company assumes an increase on earnings (or enterprise value, where applicable) of 10% compared to the actual estimation as of the balance sheet date. The corresponding increase in fair value of €71,855 is then compared to the total liabilities and the shareholder’s equity of the Company. This analysis shows that an increase of 10% in the relevant earnings (or enterprise value, where applicable) would have an effect of less than 1% on the total liabilities and less than 1% on the shareholder’s equity of the Company.

During the second quarter of 2025, the Company entered into an agreement with shareholders of Interwell Health (the Company’s value-and risk-based care subsidiary) to accelerate the settlement of put options held by non-physician investors originally granted as part of the 2022 merger of Cricket Health, Interwell Health LLC and Fresenius Health Partners, Inc. The settlement in the amount of $363,272 (€311,614) for this transaction occurred during September 2025 and represented a transaction with noncontrolling interests without loss of control. In connection with the settlement, the Company incurred cash outflows of €311,614 for the year ended December 31, 2025 which are included within the line item “Distributions to noncontrolling interests” within “Financing activities” in the consolidated statements of cash flows. The related decrease in noncontrolling interests of €76,201 and additional paid in capital of €235,413 as of December 31, 2025 are included within the line item “Transactions with noncontrolling interests without loss of control” in the consolidated statements of shareholders’ equity. Additionally, the decrease in put option liabilities in the amount of €312,941 and a corresponding increase in retained earnings are reflected in the consolidated balance sheets within line item “Other current financial liabilities” and the line item “Put option liabilities” in the consolidated statements of shareholders’ equity, respectively as of December 31, 2025. A deferred tax liability initially established in 2022 (as a result of a remeasurement gain recognized for the transaction) was reversed with the corresponding tax income of $38,792 (€34,679) recognized in the line item “Income tax expense” in the consolidated statements of income for the year ended December 31, 2025. As a result of the transaction, the Company’s ownership of Interwell Health increased from 75% to approximately 92% as of December 31, 2025. There were no material settlements for put options as of September 30, 2026.

The following table provides a reconciliation of Level 3 financial instruments, excluding vPPAs as disclosed above, at September 30, 2026 and December 31, 2025:

Reconciliation from beginning to ending balance of level 3 financial instruments in € K

	2026				2025
		Variable		Other		Variable		Other
		payments		financial		payments		financial
		outstanding		assets		outstanding		assets
	Equity	for	Put option	measured at	Equity	for	Put option	measured at
	investments	acquisitions	liabilities	FVPL (1)	investments	acquisitions	liabilities	FVPL (1)

Beginning balance at January 1,	13,771	3,262	793,043	99,154	29,154	7,933	1,299,117	142,264
Increase	4,162	—	1,585	—	2,002	1,507	32,307	7,808
Decrease	—	—	(36,446)	—	—	(4,581)	(341,992)	(22,855)
Gain / loss recognized in profit or loss (2)	2,771	4,758	—	2,584	(14,487)	(928)	—	(13,460)
Gain / loss recognized in equity	—	—	115,751	—	—	—	(54,964)	—
Foreign currency translation and other changes	635	220	28,485	3,493	(2,898)	(669)	(141,425)	(14,603)
Ending balance at September 30, and December 31,	21,339	8,240	902,418	105,231	13,771	3,262	793,043	99,154
(1)	As of September 30, 2026 and December 31, 2025, other financial assets measured at FVPL consist mainly of receivables related to a royalty stream that the Company is entitled to base on sales made by Humacyte, Inc.
(2)	Includes realized and unrealized gains / losses.